UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Diversified — 3.3%
American Assets Trust, Inc.	1,118	$37,218
Vornado Realty Trust	2,386	212,497

		249,715

Health Care — 14.3%
HCP, Inc.	4,441	184,301
Health Care REIT, Inc.	3,749	243,123
Healthcare Realty Trust, Inc.	4,713	113,159
Sabra Health Care REIT, Inc.	5,953	160,136
Ventas, Inc.	5,739	374,412

		1,075,131

Industrial — 8.0%
EastGroup Properties, Inc.	1,377	87,660
Liberty Property Trust	4,908	182,528
Prologis, Inc. (a)	8,249	329,547

		599,735

Lodging — 7.3%
LaSalle Hotel Properties	5,672	176,116
Pebblebrook Hotel Trust	6,001	181,230
Starwood Hotels & Resorts Worldwide, Inc.	2,588	190,529

		547,875

Office — 9.9%
Boston Properties, Inc.	4,294	444,429
Highwoods Properties, Inc.	2,607	100,630
SL Green Realty Corp.	2,084	197,084

		742,143

Other — 1.5%
American Tower Corp.	1,411	111,963

Residential — 16.0%
American Campus Communities, Inc.	2,521	87,126
American Homes 4 Rent	3,259	50,449
AvalonBay Communities, Inc.	2,257	282,238
Camden Property Trust	2,419	155,300
Equity Residential	6,513	341,021
Essex Property Trust, Inc.	1,021	164,381
Mid-America Apartment Communities, Inc.	1,784	118,458

		1,198,973

Common Stocks	Shares	Value

Retail — 23.4%
Acadia Realty Trust	1,989	$53,047
CBL & Associates Properties, Inc.	4,666	92,433
DDR Corp.	9,205	156,025
Federal Realty Investment Trust	1,766	182,958
General Growth Properties, Inc.	15,002	318,492
Simon Property Group, Inc.	6,170	953,573

		1,756,528

Self Storage — 5.2%
CubeSmart	5,068	92,592
Extra Space Storage, Inc.	6,406	294,612

		387,204

Specialty — 4.1%
Alexandria Real Estate Equities, Inc. (a)	1,900	124,982
CyrusOne, Inc.	1,826	35,589
Digital Realty Trust, Inc.	809	38,557
Equinix, Inc. (b)	223	36,010
QTS Realty Trust, Inc. (b)	3,406	73,161

		308,299

Triple Net Lease — 5.4%
Cole Real Estate Investment, Inc.	5,853	83,113
EPR Properties	2,429	124,778
Spirit Realty Capital, Inc.	19,148	200,288

		408,179

Total Long-Term Investments
(Cost – $7,180,472) – 98.4%		7,385,745

Short-Term Securities

BlackRock Liquidity Funds,TempFund, Institutional Class, 0.03% (c)(d)	80,948	80,948

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$454	454,500

Total Short-Term Securities
(Cost — $535,448) — 7.1%		535,448

Total Investments (Cost — $7,715,920*) — 105.5%		7,921,193
Liabilities in Excess of Other Assets — (5.5)%		(415,233)

Net Assets — 100.0%		$7,505,960

Portfolio Abbreviation

REIT     Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2013	1

Schedule of Investments (concluded)

Notes to Schedule of Investments

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,715,920

Gross unrealized appreciation	$374,807
Gross unrealized depreciation	(169,534)

Net unrealized appreciation	$205,273

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2013	Net Activity	Shares/Beneficial Interest Held at October 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	325,300	(244,352)	80,948	$63
BlackRock Liquidity Series, LLC, Money Market Series	—	$454,500	$454,500	$266

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$7,385,745	—	—	$7,385,745
Short-Term Securities	80,948	$454,500	—	535,448
Total	$7,466,693	$454,500	—	$7,921,193

1 See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended October 31, 2013.

2	BLACKROCK REAL ESTATE SECURITIES FUND	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 23, 2013